Related Parties	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Related parties

24.Related parties:

Related party transactions and balances not disclosed elsewhere in these notes of the financial statements are as follows:

On November 11, 2019, Neptune announced that the Company entered into a collaboration agreement with International Flavors & Fragrances Inc. (“IFF”) to co-develop hemp-derived products for the mass retail and health and wellness markets. App Connect Service, Inc. (“App Connect”), a company indirectly controlled by Michael Cammarata, CEO and Director of Neptune, is also a party to the agreement to provide related branding strategies and promotional activities.

Neptune will be responsible for the marketing and the sales of the products and will receive the amounts from the product sales. Neptune will in turn pay a royalty to IFF and App Connect associated with the sales of the co-developed products. The payment of royalties to App Connect, subject to certain conditions, has been approved by the TSX. During the years ended March 31, 2023 and 2022, the Company recorded a negligible amount of royalty expense pursuant to the co-development contract and no royalties were paid to date.  As at March 31, 2023, this agreement is no longer active.